Securities	3 Months Ended
Jan. 31, 2024
Text Block [Abstract]
Securities

Note 4 Securities
Unrealized gains and losses on securities at FVOCI
(1), (2)

	As at
	January 31, 2024 (3)				October 31, 2023
(Millions of Canadian dollars)	Cost/ Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Cost/ Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Debt issued or guaranteed by:
Canadian government
Federal	$4,058	$3	$(18)	$4,043	$6,609	$1	$(351)	$6,259
Provincial and municipal	1,937	48	(28)	1,957	3,396	2	(650)	2,748
U.S. federal, state, municipal and agencies	65,178	367	(1,763)	63,782	75,326	343	(2,374)	73,295
Other OECD government	9,664	6	(21)	9,649	6,200	1	(9)	6,192
Mortgage-backed securities	2,566	1	(35)	2,532	2,762	–	(61)	2,701
Asset-backed securities
CDO	7,769	9	(12)	7,766	8,308	3	(46)	8,265
Non-CDO securities	414	–	(4)	410	444	2	(5)	441
Corporate debt and other debt	30,131	95	(84)	30,142	27,774	44	(95)	27,723
Equities	816	429	(6)	1,239	493	357	(8)	842
	$122,533	$958	$(1,971)	$121,520	$131,312	$753	$(3,599)	$128,466

(1)	Excludes $90,696 million of held-to-collect securities as at January 31, 2024 that are carried at amortized cost, net of allowance for credit losses (October 31, 2023 – $91,113 million).
(2)	Gross unrealized gains and losses includes $(33) million

of allowance for credit losses on debt securities at FVOCI as at January 31, 2024 (October 31, 2023 – $(33
) million) recognized in income and Other components of equity.
(3)	These amounts reflect certain reclassifications made upon the adoption of IFRS 17 as at November 1, 2023 with no restatement of comparative information. Refer to Note 2 for further details.
Allowance for credit losses on investment securities
The following tables reconcile the opening and closing allowance for debt securities at FVOCI and amortized cost by stage. Reconciling items include the following:
•	Transfers between stages, which are presumed to occur before any corresponding remeasurement of the allowance.
•	Purchases, which reflect the allowance related to assets newly recognized during the period, including those assets that were derecognized following a modification of terms.
•
Sales and maturities, which reflect the allowance related to assets derecognized during the period without a credit loss being incurred, including those assets that were derecognized following a modification of terms.

•
Changes in risk, parameters and exposures, which comprise the impact of changes in model inputs or assumptions, including changes in forward-looking macroeconomic conditions; partial repayments; changes in the measurement following a transfer between stages; and unwinding of the time value discount due to the passage of time.

Allowance for credit losses – securities at FVOCI
(1)

	For the three months ended
	January 31, 2024				January 31, 2023
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3 (2)	Total	Stage 1	Stage 2	Stage 3 (2)	Total
Balance at beginning of period	$4	$–	$(37)	$(33)	$3	$1	$(23)	$(19)
Provision for credit losses
Transfers to stage 1	–	–	–	–	–	–	–	–
Transfers to stage 2	–	–	–	–	–	–	–	–
Transfers to stage 3	–	–	–	–	–	–	–	–
Purchases	3	–	–	3	2	–	–	2
S a les and maturities	(1)	–	–	(1)	–	–	–	–
Changes in risk, parameters and exposures	(2)	–	(2)	(4)	(1)	–	(2)	(3)
Exchange rate and other	–	–	2	2	–	–	1	1
Balance at end of period	$4	$–	$(37)	$(33)	$4	$1	$(24)	$(19)

(1)	Expected credit losses on debt securities at FVOCI are not separately recognized on the balance sheet as the related securities are recorded at fair value. The cumulative amount of credit losses recognized in income is presented in Other components of equity.
(2)	Reflects changes in the allowance for purchased credit impaired securities.
Allowance for credit losses – securities at amortized cost

	For the three months ended
	January 31, 2024				January 31, 2023
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Balance at beginning of period	$8	$15	$–	$23	$8	$14	$–	$22
Provision for credit losses
Transfers to stage 1	–	–	–	–	–	–	–	–
Transfers to stage 2	–	–	–	–	–	–	–	–
Transfers to stage 3	–	–	–	–	–	–	–	–
Purchases	3	–	–	3	4	–	–	4
Sales and maturities	–	–	–	–	–	–	–	–
Changes in risk, parameters and exposures	(2)	–	–	(2)	(2)	(1)	–	(3)
Exchange rate and other	–	(1)	–	(1)	–	–	–	–
Balance at end of period	$9	$14	$–	$23	$10	$13	$–	$23
Credit risk exposure by internal risk rating
The following table presents the fair value of debt securities at FVOCI and gross carrying amount of securities at amortized cost. Risk ratings are based on internal ratings used in the measurement of expected credit losses as at the reporting date, as outlined in the internal ratings maps in the Credit risk section of our 2023 Annual Report.

	As at
	January 31, 2024				October 31, 2023
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Investment securities
Securities at FVOCI
Investment grade	$119,277	$8	$–	$119,285	$126,732	$1	$–	$126,733
Non-investment grade	848	–	–	848	742	–	–	742
Impaired	–	–	148	148	–	–	149	149
	120,125	8	148	120,281	127,474	1	149	127,624
Items not subject to impairment (2)				1,239				842
				$121,520				$128,466
Securities at amortized cost
Investment grade	$89,598	$–	$–	$89,598	$89,947	$–	$–	$89,947
Non-investment grade	941	180	–	1,121	990	199	–	1,189
Impaired	–	–	–	–	–	–	–	–
	90,539	180	–	90,719	90,937	199	–	91,136
Allowance for credit losses	9	14	–	23	8	15	–	23
	$90,530	$166	$–	$90,696	$90,929	$184	$–	$91,113

(1)	Reflects $148 million of purchased credit impaired securities (October 31, 2023 – $149 million).
(2)	Investment securities at FVOCI not subject to impairment represent equity securities designated as FVOCI.